Restricted net assets	12 Months Ended
Dec. 31, 2015
Restricted net assets
Restricted net assets

19.Restricted net assets

The Company’s ability to pay dividends may depend on the Company receiving distributions of funds from its PRC subsidiaries and Affiliated PRC Entities. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries and Affiliated PRC Entities.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and its articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriation to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Company’s PRC subsidiaries were established as foreign invested enterprises and therefore, is subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the company law of the PRC, a domestic enterprise is required to provide statutory reserves of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the Board of Directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Affiliated PRC Entities were established as domestic invested enterprises and therefore are subject to the above mentioned restrictions on distributable profits.

During the years ended December 31, 2013, 2014 and 2015, appropriations to statutory reserves amounted to RMB1,136, nil and RMB3,011(US$465), respectively.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries and the Affiliated PRC Entities are restricted in their ability to transfer a portion of their net assets to the Company.

Foreign exchange and other regulation in the PRC may further restrict the Company’s PRC subsidiaries and the Affiliated PRC Entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2014 and 2015, amounts restricted are the net assets of the Company’s PRC subsidiaries and the Affiliated PRC Entities, which amounted to RMB171,009 and RMB226,235 (US$34,925), respectively.